Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 342,961	$ 323,166
Short-term investments		2,010
Notes and accounts receivable, net	115,826	108,734
Inventories	110,162	88,439
Restricted assets-current	24,098	24,085
Noncurrent assets held for sale	11,124	10,405
Prepaid expenses and other current assets	13,922	8,360
Total current assets	618,093	565,199
Long-term investments	5,000	3,000
Property and equipment, net	105,496	98,488
Deferred income tax assets, net	4,615	3,948
Goodwill	0	17,489
Operating lease assets	6,704	8,603
Other assets	2,152	1,002
Total assets	742,060	697,729
Current Liabilities
Notes and accounts payable	44,535	30,687
Income tax payable	6,886	2,465
Refund liabilities	2,105	2,260
Accrued expenses and other current liabilities	105,218	96,076
Total current liabilities	158,744	131,488
Other long-term liabilities	25,574	29,457
Total liabilities	184,318	160,945
Commitments and Contingencies (Note 19)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 139,110 thousand shares in 2019 and 138,168 thousand shares in 2020	1,382	1,391
Additional paid-in capital	275,132	265,210
Accumulated other comprehensive income (loss)	(349)	(785)
Retained Earnings	281,577	270,968
Total shareholders' equity	557,742	536,784
Total liabilities and shareholders' equity	$ 742,060	$ 697,729